Employee Benefits Expense	12 Months Ended
Dec. 31, 2022
Employee Benefits Expense [Abstract]
EMPLOYEE BENEFITS EXPENSE

NOTE 23: EMPLOYEE BENEFITS EXPENSE

Share-based and token-based compensation, and short-term employee benefits included in consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2022	2021	2020

Research and development
Compensation and benefits	$2,159	$1,286	$738
Share based compensation	2	1,105	255
Token based compensation	125	262	336

Sales and Marketing
Compensation and benefits	1,160	677	267
Share based compensation	1,022	2,809	171
Token based compensation	435	177	423

General and administration
Compensation and benefits	6,493	5,072	1,600
Share based compensation	111	6,985	144
Token based compensation	817	6,175	3,174

During the years ended December 31, 2022, 2021 and 2020, the Company incurred cost of $899, $608 and $10 respectively, related to contributions to employee post-retirement benefit plans.